Financial risk management and fair value measurement (Tables)	12 Months Ended
Aug. 31, 2025
Financial risk management and fair value measurement
Summary of maturity analysis for financial instruments, liquidity risk

	Contractual	Less than
	cash flows	one year	1-5 years
August 31, 2025	$	$	$
Trade and other payables	8,607,790	8,607,790	—
Floor plan financing	32,511,664	32,511,664	—
Long-term debt	2,030,995	657,110	1,373,885
Purchase consideration payable to related party	5,048,506	—	5,048,506
	48,198,955	41,776,564	6,422,391

	Contractual	Less than
	cash flows	one year	1-5 years
August 31, 2024	$	$	$
Trade and other payables	3,333,858	3,333,858	—
Advances from related parties	62,721	62,721	—
Long-term debt	339,960	75,159	264,801
	3,736,539	3,471,738	264,801

Summary of foreign exchange risk

	2025	2024
	$	$
Cash and cash equivalents	48,621	18,545
Trade and other receivables	60,052	75,609
Trade and other payables	463,604	980,061
Long-term debt	189,865	339,960

Summary of reasonably possible 5% strengthening (weakening) of the Canadian dollar against the U.S. Dollar at the reporting date would have increased (decreased) net loss and other comprehensive loss

	Net Loss		Other Comprehensive Income
	+5%	-5%	+5%	-5%
	$	$	$	$
August 31, 2025	439,556	(439,556)	(1,728,309)	1,728,309